CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	May 31, 2019	May 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,443,489)	$ (2,561,756)
Items not affecting cash:
Share of net income of Silverback	(92,843)	(168,778)
Depletion on stream interest	2,415,942	3,689,838
Interest expense	489,458	356,798
Share-based payments	1,084,471	832,746
Deferred income tax expense	(52,093)	197,314
Unrealized foreign exchange effect	126,511	149,359
Total items not affecting cash before changes in non-cash working capital items	1,527,957	2,495,521
Changes in non-cash working capital items:
Trade receivables and other	(249,080)	447,791
Trade and other payables	1,007,794	(124,281)
Net cash provided by operating activities	2,286,671	2,819,031
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of royalty and stream interests, net	(13,458,638)	(869,244)
Recoveries from royalty and stream interests	105,273	240,296
Dividend received from Silverback	314,285	314,433
Net cash used in investing activities	(13,039,080)	(314,515)
CASH FLOWS FROM FINANCING ACTIVITIES
Private placements, net	6,381,927
Proceeds from exercise of stock options	48,000	386,000
Proceeds from exercise of share purchase warrants	5,224,900	1,277,775
Dividend paid	(1,813,738)	(374,278)
Proceeds from loans payable, net	2,554,721
Repayment of loan principal	(1,566,939)
Interest paid	(377,837)	(188,762)
Net cash provided by financing activities	10,451,034	1,100,735
Effect of exchange rate changes on cash	87,080	(4,544)
Change in cash	(214,295)	3,600,707
Cash, beginning of year	4,817,357	1,216,650
Cash, end of year	$ 4,603,062	$ 4,817,357